Other expenses	12 Months Ended
Dec. 31, 2024
Other Expenses
Other expenses

12 Other expenses

	Year Ended December 31,
	2023	2024	2024
	S$	S$	US$

Marketing expenses	66,619	28,235	20,667
Penalty	58,430	4,297	3,145
Professional fees	235,596	621,563	454,958
Allowance for credit loss	-	1	1
Referral fee	-	584,634	427,927
Intangible assets write-off	142,500	-	-
Other expenses	189,276	191,804	140,395
Total	692,421	1,430,534	1,047,093